Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2021 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 10 years
Poles(2)	1 – 12 years
Domestic leased circuits(3)	1 – 10 years
Office buildings	1 – 25 years
Co-located sites	3 – 7 years

(1)	As at December 31, 2020, the estimated useful life ranges from 3-7 years.
(2)	As at December 31, 2020, the estimated useful life ranges from 1-10 years.
(3)	As at December 31, 2020, the estimated useful life ranges from 4-10 years.

Schedule of Changes in Right of Use Assets

Our consolidated rollforward analysis of ROU assets as at December 31, 2021 and 2020 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
As at December 31, 2020
Costs:
Balances at beginning of the year	14,412	4,341	726	1,214	906	11	21,610
Additions (Note 29)	3,538	2,600	2,576	39	582	—	9,335
Asset retirement obligation	556	—	—	—	172	—	728
Terminations	(158)	(1,181)	—	—	(24)	—	(1,363)
Modifications	(294)	(1,472)	79	41	(52)	(2)	(1,700)
Adjustments	(3)	—	(11)	—	—	—	(14)
Reclassifications	(197)	—	—	—	197	—	—
Balances at end of the year	17,854	4,288	3,370	1,294	1,781	9	28,596

Accumulated depreciation and amortization:
Balances at beginning of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Terminations	113	223	—	—	37	—	373
Adjustments	1	—	—	—	1	—	2
Modifications	3	—	(7)	—	(4)	—	(8)
Depreciation (Note 3)	(2,764)	(735)	(620)	(244)	(574)	(3)	(4,940)
Reclassifications	17	—	—	—	(17)	—	—
Balances at end of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Net book value as at December 31, 2020	11,298	2,942	2,403	867	788	5	18,303

As at December 31, 2021
Costs:
Balances at beginning of the year	17,854	4,288	3,370	1,294	1,781	9	28,596
Additions (Note 29)	5,967	226	47	890	184	—	7,314
Modifications	107	33	230	(309)	(9)	1	53
Asset retirement obligation	211	—	—	—	2	—	213
Currency translation	—	—	—	—	1	—	1
Disposals	(1)	—	(16)	—	(6)	—	(23)
Terminations	(1,045)	(290)	—	(143)	(284)	—	(1,762)
Balances at end of the year	23,093	4,257	3,631	1,732	1,669	10	34,392

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Terminations	889	148	—	35	281	—	1,353
Disposals	1	—	16	—	6	—	23
Currency translation	—	—	—	—	(1)	—	(1)
Modifications	(1)	—	—	—	(4)	—	(5)
Depreciation (Note 3)	(2,999)	(816)	(678)	(574)	(319)	(2)	(5,388)
Balances at end of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	(14,311)
Net book value as at December 31, 2021	14,427	2,243	2,002	766	639	4	20,081

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Depreciation expense of ROU assets (Note 3)	5,388	4,940	4,393
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,459	618	378
Interest expense on lease liabilities (Note 5)	1,170	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	771	764	708
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	1	2	204
Total amount recognized in consolidated income statements	8,789	7,449	6,744

Schedule of Changes in Lease Liabilities

Our consolidated rollforward analysis of lease liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Balances at beginning of the year	20,025	16,315
Additions (Note 29)	7,314	11,122
Accretion on lease liabilities (Note 5)	1,170	1,125
Foreign exchange gain (losses) – net	147	(171)
Lease modifications	33	(1,397)
Adjustment	11	—
Termination	(467)	(1,188)
Settlement of obligations	(6,547)	(5,781)
Balances at end of the year (Notes 3 and 29)	21,686	20,025
Less current portion of lease liabilities (Note 28)	4,555	4,043
Noncurrent portion of lease liabilities (Note 28)	17,131	15,982

Summary of Operating Lease Commitments

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2021 and 2020 are as follows.

	2021	2020
	(in million pesos)
Within one year	51	58
After one year but not more than five years	—	—
More than five years	—	—
	51	58